Provisions - Summary of Provisions (Paranthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Additional provisions, other provisions	$ 34	$ 43
Unused provision reversed, other provisions	9
Exceptional Items Member [Member]
Disclosure of other provisions [line items]
Additional provisions, other provisions	10	$ 28
Unused provision reversed, other provisions	$ 9